Summary of Significant Accounting Policies (Details)			12 Months Ended
	Jan. 09, 2025 USD ($)	Jan. 09, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Jul. 31, 2024	Dec. 14, 2023	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Investment loss					$ 86,314
Percentage of note payable								50.00%	50.00%
Bank balances frozen in legal cases			3,833,277	58,910
Allowance for credit loss			8,136,400	7,909,571
Impairment of inventories			5,119,406	3,959,304	7,238,819
Investment (income) loss for long-term investments			146,361	198,176	365,721
Impairment charges for long-term investments					1,450,381
Government grants received			537,739	391,900	380,164
Deferred government			$ 3,645,737	3,049,607
Q&A session fees description			The Company is the principal in the transactions and accounts for revenue from sales of graphite anode materials on a gross basis as the Company is responsible for fulfilling the promise to provide the desired products to customers.
Cost of goods sold and service			$ 52,263,616	70,795,321	57,453,656
Share subscription discount expenses			6,534,936
Cash, cash equivalents and restricted cash not insured			20,598,696
Insures eligible deposits (in Dollars)							$ 800,000
Revenue			46,416,132	64,997,741	45,050,405
CCB Qianxinan Branch [Member]
Summary of Significant Accounting Policies [Line Items]
Bank loan (in Yuan Renminbi)	$ 42,899,429	¥ 300,000,000
Cash and cash equivalents			13,848,987			¥ 96,847,349
SPD Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits			673,555	1,183,671
Everbright Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits			1,804,798	6,853,541
Clients One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			24,335,123
Client Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue			5,754,407
Account receivables			1,815,172	3,115,577
Client One [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivables			$ 1,920,934	$ 23,472,843
Customer Concentration Risk [Member] | Client Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 11,100,114
Concentration percentage			12.00%		25.00%
Customer Concentration Risk [Member] | Client Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			11.00%	11.00%
Customer Concentration Risk [Member] | Client One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue				$ 43,794,051	$ 16,977,973
Concentration percentage			52.00%	67.00%	38.00%
Customer Concentration Risk [Member] | Client One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.00%	81.00%
Customer Concentration Risk [Member] | Client Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 4,766,496
Concentration percentage					11.00%
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized			$ 1,837,510	$ 680,975	$ 341,528
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service			52,252,338	70,782,649	57,172,626
Revenue			46,342,154	64,365,362	44,384,004
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service			11,278	12,672	281,030
Revenue			$ 73,978	$ 632,379	$ 666,401
GMB (Beijing) [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			49.00%	49.00%
Sunrise Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			59.20%	59.20%
GMB Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			49.00%	49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			25.00%	25.00%
Alchemistica [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage			29.00%
Sunrise Guizhou [Member] | Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage			39.35%			39.35%	39.35%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits | ¥										¥ 500,000
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, cash equivalents and restricted cash not insured | ¥						¥ 144,048,739
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, cash equivalents and restricted cash not insured			$ 6,468,006
U.S [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, cash equivalents and restricted cash not insured			$ 64,027
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging			2 years			2 years	2 years
Remaining term of land use right			40 years
Estimated useful lives			5 years			5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging			3 years			3 years	3 years
Remaining term of land use right			50 years
Estimated useful lives			10 years			10 years	10 years